Convertible Preferred Shares and Warrants (Details) - Schedule of convertible preferred shares - shares	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Convertible preferred shares, Authorized	0	17,916,412
Convertible Preferred shares, Issued and outstanding	0	12,520,977
Series A Convertible Preferred Shares [Member]
Number of shares
Convertible preferred shares, Authorized		537,750
Convertible Preferred shares, Issued and outstanding		483,975
Series A-1 Convertible Preferred Shares [Member]
Number of shares
Convertible preferred shares, Authorized		896,250
Convertible Preferred shares, Issued and outstanding		798,950
Series B Convertible Preferred Shares [Member]
Number of shares
Convertible preferred shares, Authorized		597,500
Convertible Preferred shares, Issued and outstanding		566,386
Series B-1 Convertible Preferred Shares [Member]
Number of shares
Convertible preferred shares, Authorized		1,867,562
Convertible Preferred shares, Issued and outstanding		1,751,309
Series C-1 Convertible Preferred Shares [Member]
Number of shares
Convertible preferred shares, Authorized		717,000
Convertible Preferred shares, Issued and outstanding		645,923
Series C-2 Convertible Preferred Shares [Member]
Number of shares
Convertible preferred shares, Authorized		454,100
Convertible Preferred shares, Issued and outstanding		410,197
Series D-1 Convertible Preferred Shares [Member]
Number of shares
Convertible preferred shares, Authorized		2,509,500
Convertible Preferred shares, Issued and outstanding		2,376,512
Series D-2 Convertible Preferred Shares [Member]
Number of shares
Convertible preferred shares, Authorized		2,868,000
Convertible Preferred shares, Issued and outstanding
Series D-3 Convertible Preferred Shares [Member]
Number of shares
Convertible preferred shares, Authorized		597,500
Convertible Preferred shares, Issued and outstanding		576,944
Series E Convertible Preferred Shares [Member]
Number of shares
Convertible preferred shares, Authorized		1,135,250
Convertible Preferred shares, Issued and outstanding		851,795
Series E-1 Convertible Preferred Shares [Member]
Number of shares
Convertible preferred shares, Authorized		5,736,000
Convertible Preferred shares, Issued and outstanding	158,967	4,058,986